INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13:-INCOME TAXES

The Company's subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.Corporate tax in Israel:

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The Israeli corporate tax rate was 23% for the years ended December 31, 2020, 2019 and 2018.

A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

However, the effective tax rate payable by a company that qualifies as an Industrial Company that derives income from an Approved Enterprise, a Beneficiary Enterprise or a Preferred Enterprise (as discussed below) may be considerably less. Capital gains derived by an Israeli company are subject to the prevailing corporate tax rate.

b.Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$(151,460)	$(85,369)	$(50,679)
Foreign	1,295	1,553	16,766

Loss before taxes on income	$(150,165)	$(83,816)	$(33,913)

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 13:-INCOME TAXES (Cont.)

c.Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets:

Net operating loss carryforward	$30,481	$19,362
Capital losses carry-forwards	1	54
Operating lease liabilities	16,495	15,197
Research and development expenses carryforward	1,742	2,093
Share-based compensation	18,242	12,955
Depreciation differences	582	1,082
Accrued employees costs	3,506	1,774
Intra-entity intellectual property transfer(1)	-	1,835
Intangible assets	358	-
Tax advances	4,032	3,353
Other	139	189

Deferred tax assets	75,578	57,894

Deferred tax liabilities:

Convertible notes	$19,415	$8,990
Other financial income	15,343	-
Property and equipment	1,740	299
Operating lease ROU assets	14,999	14,401
Acquired Intangible assets	1,880	1,831
Share-based compensation	-	-
Other	1,574	209

Deferred tax liabilities	$54,951	$25,730

Valuation allowance	(6,797)	(30,470)
Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term receivables	$1,813	$14,730

Long-term liabilities	$15,643	$13,036

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 13:-INCOME TAXES (Cont.)

(1)During 2019, the Company completed an intra-entity transfer from US to Israel of certain intangible property (“IP”) rights associated with a subsidiary’s technology platform. This transfer resulted in an income tax expense for US tax purposes of approximately $15,000. As a result of the IP transfer, the Company utilized NOLs and consequently released the valuation allowance.

The Company has provided valuation allowances in respect of all deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax depreciation of property and equipment, net which differs from depreciation recorded in the consolidated financial statements and purchased technology as part of business combination.

d.Income taxes are comprised as follows:

	Year ended December 31,
	2020	2019	2018

Current	$(535)	$3,309	$4,188
Deferred	15,524	(711)	(981)

	$14,989	$2,598	$3,207

Domestic	$16,193	$(1,981)	$1,140
Foreign	(1,205)	4,579	2,067

	$14,989	$2,598	$3,207

e.A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2020	2019	2018

Loss before taxes on income	$(150,165)	$(83,816)	$(33,913)

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	(34,538)	(19,278)	(7,800)

Deferred tax assets for which valuation allowance was provided	29,485	8,749	(1,925)
Non-deductible option expenses	(5,529)	(443)	12,609
Non-deductible expenses	627	2,280	824
Tax adjustment in respect of different tax rate of foreign subsidiary	345	(249)	(1,627)
Preferred enterprise benefits	23,700	9,732	-
Rate change impact	(57)	(93)	(174)
Intra-entity intellectual property transfer	-	196	-
Different tax rate	372	463	-
Foreign tax	-	102	1,182
Other	584	1,139	118
Income tax expense	$14,989	$2,598	$3,207

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 13:-INCOME TAXES (Cont.)

f.Net operating loss carryforward:

As of December 31, 2020, the Company had carryforward operating and capital tax losses totaling approximately $248,203 and $5, respectively. $208,146 and $5 attributed to Israel that can be carried forward indefinitely.

g.The Law for the Encouragement of Capital Investments, 1959 (the "Law"):

On April 1, 2005, an amendment to the Investment Law came into effect (the "Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as an Approved Enterprise, such as provisions generally requiring that at least 25% of the Approved Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

According to the law, the Company is entitled to various tax benefits by virtue of the "Beneficiary Enterprise" status granted to part of its enterprises, defined by this law.

During 2010, the Company had applied by Tax Pre-ruling to the Israeli Tax Authorities ("ITA") to receive "Beneficiary Enterprise" status and elect 2009 as year of election.

During 2011, the Company received a tax decision from the ITA that approves its request for "Beneficiary Enterprise" status and the Company elect 2009 as its year of election.

In addition, during 2013, the Company had submitted a notification to the Israeli Tax Authorities ("ITA") and elect 2012 as year of election. Under the Investment Law and its Amendment and according to the tax decision, the Company is entitled to various tax benefits, defined by this law, under the "Alternative Benefits" track as a Beneficiary Enterprise.

Pursuant to the beneficiary program, the Company is entitled to a tax benefit period of seven to ten years on income derived from this program as follows: the Company is fully tax exempted for a period of the first two years and for the remaining five to eight subsequent years is subject to tax at a rate of 10% - 25% (based on the percentage of foreign ownership of the Company).

The duration of tax benefits is subject to a limitation of the earlier of 7 years from the Commencement Year, or 12 years from the first day of the Year of Election.

If dividends are distributed out of tax exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the Beneficiary enterprise in the year in which the income was earned, as if it had not chosen the alternative track of benefits.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 13:-INCOME TAXES (Cont.)

The dividend recipient is subject to withholding tax at the rate of 15% applicable to dividends from Beneficiary enterprises, if the dividend is distributed during the tax benefits period or within twelve years thereafter. This limitation does not apply to a foreign investors' company. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The above benefits are conditioned upon the fulfilment of the conditions stipulated by the law and regulations published thereunder. In the event of failure to comply with these conditions, the benefits may be cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI.

Management believes that the Company will meet the aforementioned conditions by the year of the elected operations.

As a result of the amendment, tax-exempt income generated under the provisions of the amendment will subject the Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income.

Through December 31, 2020 the Company had not generated income under the provision of the new law.

In December 2010, the Israeli Parliament passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Investment Law, effective as of January 1, 2011(the 2011 Amendment).

The 2011 Amendment canceled the availability of the benefits granted to companies under the Investment Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its “Preferred Enterprise” (as such terms are defined in the Investment Law) as of January 1, 2011. Similar to a “Beneficiary Company,” a Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions (including a minimum threshold of 25% export). However, under this new legislation the requirement for a minimum investment in productive assets was cancelled.

Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate tax rate of 16% and 9% in 2014 and thereafter. Dividends paid out of income attributed to a Preferred Enterprise during 2014 and thereafter are generally subject to withholding tax at the rate of 20% or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax is required to be withheld (however, if afterward distributed to individuals or non-Israeli company a withholding of 20% or such lower rate as may be provided in an applicable tax treaty, will apply).

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 13:-INCOME TAXES (Cont.)

The 2011 Amendment also provided transitional provisions to address companies already enjoying existing tax benefits under the Investment Law. These transitional provisions provide, among other things, that unless an irrevocable request is made to apply the provisions of the Investment Law as amended in 2011 with respect to income to be derived as of January 1, 2011: (i) the terms and benefits included in any certificate of approval that was granted to an Approved Enterprise which chose to receive grants and certain tax benefits under the Grant Track before the 2011 Amendment became effective will remain subject to the provisions of the Investment Law as in effect on the date of such approval, and subject to certain conditions; and (ii) terms and benefits included in any certificate of approval that was granted to an Approved Enterprise under the Alternative Track before the 2011 Amendment became effective will remain subject to the provisions of the Investment Law as in effect on the date of such approval, provided that certain conditions are met; and (iii) a Beneficiary Enterprise can elect to continue to benefit from the benefits provided to it before the 2011 Amendment came into effect, provided that certain conditions are met.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2018 and 2019 Budget Years), 2016 which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The new tax tracks under the Amendment are as follows: Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to regulations that were published by the Minister of Finance on May 1, 2017. Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

The Company evaluated the effect of the adoption of the Amendment 73 on its financial statements and determined to remain with the Beneficiary Enterprise Status".

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 13:-INCOME TAXES (Cont.)

h.Tax benefits for research and development:

Israeli tax law (section 20a to the Israeli Tax Ordinance) allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the company's business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. As for expenses incurred in scientific research that is not approved by the relevant Israeli government ministry, they will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the above mentioned benefit for the majority of its research and development expenses.

i.Tax reform in the U.S.:

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% in 2018, repealed the corporate alternative minimum tax, and requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign-sourced earnings.

The Company calculate an effective rate by computing the effective state tax rate and adding the expected federal statutory rate with a reduction for the federal benefit of the state tax expense.

The Company remeasured all U.S. deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 22%.

j.Tax assessments:

The Company’s has final tax assessments through the tax year 2015.

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 13:-INCOME TAXES (Cont.)

k.Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2020	2019	2018

Opening balance	$2,030	$334	$1,378
Increases (decrease) related to previous and current year tax positions	(219)	1,696	(1,044)

Closing balance	$1,811	$2,030	$334